Significant Accounting Policies - Consolidation, Cash and Restricted Cash (Details)		1 Months Ended	3 Months Ended			6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021	Jun. 30, 2022 USD ($) segment	Jun. 30, 2021 USD ($)	Dec. 02, 2021 USD ($)	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Unrestricted								$ 100,935		$ 179,512
Total Cash Balances								$ 100,935		$ 179,512
P3 Health Partners Inc.
Restricted Cash and Cash Equivalents Items [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor	Predecessor	Predecessor	Successor	Predecessor	Predecessor		Predecessor	Predecessor
Number of reportable segments | segment						1			1
Amount insured by Federal Deposit Insurance Corporation	$ 250,000	$ 250,000	$ 250,000			$ 250,000			$ 250,000
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Unrestricted	140,477,586	140,477,586	63,145,379	$ 16,322,893		63,145,379	$ 16,322,893	$ 5,300,842	140,477,586	$ 36,261,104	$ 32,592,496
Restricted	356,286	356,286	753,920	223,872		753,920	223,872	54,095	356,286	3,641,843	312,352
Total Cash Balances	$ 140,833,872	$ 140,833,872	$ 63,899,299	$ 16,546,765		$ 63,899,299	$ 16,546,765	$ 5,354,937	$ 140,833,872	$ 39,902,947	$ 32,904,848	$ 1,428,504